Significant accounting policies - Impairment of non-financial assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	€ 1,720,960	€ 1,720,960
Percentage of reasonably possible decrease in risk assumption, revenue	10.00%
Increase (decrease) in weighted average cost of capital (WACC) due to reasonably possible decrease in revenue risk component	9.50%
Forecasting assumptions, percent of average yearly increase in revenues	28.00%
Minimum
Disclosure of information for cash-generating units [line items]
Percentage of operating margin	10.00%
Maximum
Disclosure of information for cash-generating units [line items]
Percentage of operating margin	15.00%
Sensor Technologies
Disclosure of information for cash-generating units [line items]
Goodwill	€ 0
Display Solutions
Disclosure of information for cash-generating units [line items]
Goodwill	€ 1,721,000
Forecast period	5 years
Perpetual annuity return	1.00%
Discount rate	8.02%
Risk-free rate	2.50%
Market risk premium rate	7.50%
Pre-tax discount rate	11.82%